Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings
Schedule of borrowings

	As of December 31,
	2017	2018
Amounts due within one year	126,850	434,600
Less: unamortized deferred loan issuance costs	(5,653)	(5,163)

Borrowings—current portion	121,197	429,437

Amounts due after one year	1,296,719	817,119
Less: unamortized deferred loan issuance costs	(17,788)	(11,559)

Borrowings—non-current portion	1,278,931	805,560

Total	1,400,128	1,234,997

Borrowings repayment schedule

As of December 31, 2018
Not later than one year	434,600
Later than one year and not later than three years	510,079
Later than three years and not later than five years	68,620
Later than five years	238,420

Total	1,251,719